Income Taxes (Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Computed Federal tax expense at statutory rate	$ 79,689	$ 87,839	$ 73,778
Decrease in tax expense related to repair tax accounting change	(57,467)	(28,948)
State income taxes, net of federal tax benefit	1,536	8,445	(4,180)
Increase in tax expense for depreciation expense to be recovered in future rates	295	361	551
Stock-based compensation	(421)	(386)	(355)
Deduction for Aqua America common dividends paid under employee benefit plan	(414)	(387)	(345)
Amortization of deferred investment tax credits	(420)	(420)	(340)
Other, net	(108)	377	2
Actual income tax expense	$ 22,690	$ 66,881	$ 69,111	$ 74,940	$ 63,626